Schedule of Investments (unaudited)
January 31, 2025
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.4%
Communication Services — 10.5%
Entertainment — 2.7%
Netflix Inc.	123,199	$120,335,855 *
Walt Disney Co.	1,089,721	123,203,857
Total Entertainment		243,539,712
Interactive Media & Services — 6.8%
Alphabet Inc., Class A Shares	1,021,002	208,304,828
Alphabet Inc., Class C Shares	627,653	129,045,457
Meta Platforms Inc., Class A Shares	404,063	278,472,138
Total Interactive Media & Services		615,822,423
Media — 0.5%
Comcast Corp., Class A Shares	1,363,055	45,880,431
Wireless Telecommunication Services — 0.5%
T-Mobile US Inc.	205,305	47,829,906

Total Communication Services		953,072,472
Consumer Discretionary — 7.8%
Automobiles — 0.5%
Tesla Inc.	110,642	44,765,753 *
Broadline Retail — 4.7%
Amazon.com Inc.	1,803,242	428,594,559 *
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp.	269,809	29,053,033
Specialty Retail — 2.3%
TJX Cos. Inc.	1,635,044	204,037,141

Total Consumer Discretionary		706,450,486
Consumer Staples — 6.6%
Beverages — 1.6%
Coca-Cola Co.	1,154,463	73,285,311
PepsiCo Inc.	475,069	71,588,148
Total Beverages		144,873,459
Consumer Staples Distribution & Retail — 3.5%
BJ’s Wholesale Club Holdings Inc.	463,036	45,863,716 *
Walmart Inc.	2,802,222	275,066,111
Total Consumer Staples Distribution & Retail		320,929,827
Food Products — 0.4%
Mondelez International Inc., Class A Shares	577,198	33,471,712
Household Products — 1.1%
Procter & Gamble Co.	621,237	103,119,130

Total Consumer Staples		602,394,128
Energy — 4.4%
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	581,944	86,820,225
ConocoPhillips	375,126	37,073,703
EQT Corp.	1,193,476	61,010,493
Exxon Mobil Corp.	1,121,292	119,787,624
Kinder Morgan Inc.	3,300,017	90,684,467

Total Energy		395,376,512
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 17.1%
Banks — 6.6%
Bank of America Corp.	4,583,559	$212,218,782
JPMorgan Chase & Co.	1,079,653	288,591,247
US Bancorp	2,083,836	99,565,684
Total Banks		600,375,713
Capital Markets — 1.6%
CME Group Inc.	191,967	45,404,035
Intercontinental Exchange Inc.	604,852	96,673,495
Total Capital Markets		142,077,530
Financial Services — 6.2%
Berkshire Hathaway Inc., Class A Shares	411	288,774,149 *
Visa Inc., Class A Shares	807,428	275,978,890
Total Financial Services		564,753,039
Insurance — 2.7%
Progressive Corp.	297,529	73,323,047
Travelers Cos. Inc.	715,014	175,307,132
Total Insurance		248,630,179

Total Financials		1,555,836,461
Health Care — 9.7%
Biotechnology — 1.2%
AbbVie Inc.	603,602	111,002,408
Health Care Equipment & Supplies — 1.4%
Stryker Corp.	329,304	128,853,362
Health Care Providers & Services — 1.2%
UnitedHealth Group Inc.	203,315	110,296,354
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific Inc.	211,571	126,466,565
Pharmaceuticals — 4.5%
Eli Lilly & Co.	244,880	198,617,271
Johnson & Johnson	824,315	125,419,527
Merck & Co. Inc.	786,682	77,739,915
Total Pharmaceuticals		401,776,713

Total Health Care		878,395,402
Industrials — 10.1%
Aerospace & Defense — 1.1%
RTX Corp.	802,843	103,526,605
Commercial Services & Supplies — 1.6%
Waste Management Inc.	647,041	142,517,251
Electrical Equipment — 2.8%
Eaton Corp. PLC	454,649	148,415,619
Emerson Electric Co.	816,728	106,133,804
Total Electrical Equipment		254,549,423
Ground Transportation — 1.0%
Canadian Pacific Kansas City Ltd.	603,916	48,071,714
Union Pacific Corp.	185,064	45,857,008
Total Ground Transportation		93,928,722
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2025 Quarterly Report

 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Industrial Conglomerates — 1.8%
	Honeywell International Inc.	715,510	$160,073,897
Professional Services — 1.8%
	Automatic Data Processing Inc.	525,123	159,117,520

Total Industrials			913,713,418
Information Technology — 24.1%
Communications Equipment — 1.0%
	Arista Networks Inc.	802,786	92,505,031 *
Semiconductors & Semiconductor Equipment — 7.4%
	ASML Holding NV, Registered Shares	161,940	119,723,861
	Broadcom Inc.	817,252	180,833,350
	Marvell Technology Inc.	427,403	48,236,703
	NVIDIA Corp.	2,663,446	319,799,961
Total Semiconductors & Semiconductor Equipment			668,593,875
Software — 10.2%
	Microsoft Corp.	1,693,166	702,765,480
	Oracle Corp.	528,949	89,953,067
	Synopsys Inc.	257,087	135,094,077 *
Total Software			927,812,624
Technology Hardware, Storage & Peripherals — 5.5%
	Apple Inc.	2,116,058	499,389,688

Total Information Technology			2,188,301,218
Materials — 4.8%
Chemicals — 2.8%
	Ecolab Inc.	348,285	87,137,424
	Linde PLC	208,100	92,837,572
	Sherwin-Williams Co.	206,816	74,073,219
Total Chemicals			254,048,215
Construction Materials — 1.3%
	Vulcan Materials Co.	447,566	122,700,219
Containers & Packaging — 0.7%
	Crown Holdings Inc.	723,692	63,583,579

Total Materials			440,332,013
Real Estate — 1.0%
Specialized REITs — 1.0%
	American Tower Corp.	490,241	90,670,073

Utilities — 1.3%
Electric Utilities — 1.3%
	Entergy Corp.	1,131,151	91,713,723
	NextEra Energy Inc.	327,707	23,450,713

Total Utilities			115,164,436
Total Investments before Short-Term Investments (Cost — $2,865,089,063)			8,839,706,619
	Rate
Short-Term Investments — 2.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	121,133,493	121,133,493 (a)
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.257%	121,133,493	$121,133,493 (a)(b)

Total Short-Term Investments (Cost — $242,266,986)			242,266,986
Total Investments — 100.1% (Cost — $3,107,356,049)			9,081,973,605
Liabilities in Excess of Other Assets — (0.1)%			(8,431,265)
Total Net Assets — 100.0%			$9,073,542,340

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $121,133,493 and the cost was $121,133,493 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Appreciation Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,839,706,619	—	—	$8,839,706,619
Short-Term Investments†	242,266,986	—	—	242,266,986
Total Investments	$9,081,973,605	—	—	$9,081,973,605

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$89,564,564	$206,580,024	206,580,024	$175,011,095	175,011,095

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$777,506	—	$121,133,493

ClearBridge Appreciation Fund 2025 Quarterly Report